Note 18 - Intangible assets - Other Intangible Assets - Changes Over the Period - Reconciliation Of Changes In Intangible Assets Other Than GoodWill (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computer Software Member
OtherIntangibleAssetsLineItems
Other Assets At The Beginning		€ 1,598,000,000	€ 1,605,000,000	€ 1,682,000,000
Additions Other Than Through Business Combinations In tangible Assets Other Than Goodwill		452,000,000	525,000,000	540,000,000
Amortization in the year		(448,000,000)	(447,000,000)	(436,000,000)
Amortizations Transferred To Discontinued Operations	[1]	(77,000,000)	(106,000,000)	(105,000,000)
Exchange differences and other		(38,000,000)	32,000,000	(74,000,000)
Impairment loss recognised in profit or loss intangible assets and goodwill		(6,000,000)	(11,000,000)	(2,000,000)
Retirements By Companies In The Process Of Sale	[1]	(279,000,000)	0	0
Other Assets At The End		1,202,000,000	1,598,000,000	1,605,000,000
Intangible Assets [Member]
OtherIntangibleAssetsLineItems
Other Assets At The Beginning		412,000,000	529,000,000	721,000,000
Additions Other Than Through Business Combinations In tangible Assets Other Than Goodwill		8,000,000	8,000,000	12,000,000
Amortization in the year		(59,000,000)	(63,000,000)	(65,000,000)
Amortizations Transferred To Discontinued Operations	[1]	(3,000,000)	(4,000,000)	(8,000,000)
Exchange differences and other		(91,000,000)	(58,000,000)	(49,000,000)
Impairment loss recognised in profit or loss intangible assets and goodwill		0	(1,000,000)	(81,000,000)
Retirements By Companies In The Process Of Sale	[1]	(34,000,000)	0	0
Other Assets At The End		233,000,000	412,000,000	529,000,000
Total Intangible Assets Member [Member]
OtherIntangibleAssetsLineItems
Other Assets At The Beginning		2,010,000,000	2,134,000,000	2,402,000,000
Additions Other Than Through Business Combinations In tangible Assets Other Than Goodwill		460,000,000	533,000,000	552,000,000
Amortization in the year		(507,000,000)	(510,000,000)	(500,000,000)
Amortizations Transferred To Discontinued Operations	[1]	(80,000,000)	(110,000,000)	(114,000,000)
Exchange differences and other		(129,000,000)	(25,000,000)	(123,000,000)
Impairment loss recognised in profit or loss intangible assets and goodwill		(6,000,000)	(12,000,000)	(83,000,000)
Retirements By Companies In The Process Of Sale	[1]	(313,000,000)	0	0
Other Assets At The End		€ 1,435,000,000	€ 2,010,000,000	€ 2,134,000,000

[1]	(*) Amount is mainly due to the stake in BBVA USA (see Note 3) .